Retirement Related Benefits (Narrative) (Details) (Deferred Income Taxes and Other, USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
JAPAN
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan	$ 281	$ 338
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan	$ 69	$ 346